Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000099641
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 31,030	$ 31,806	$ 30,054	$ 30,345	$ 29,727	$ 29,034	$ 28,701	$ 27,716	$ 26,422	$ 27,556	$ 26,710	$ 25,364	$ 24,958	$ 23,881	$ 21,892	$ 22,372	$ 23,505	$ 23,891	$ 23,159	$ 21,733	$ 21,653	$ 21,325	$ 20,579	$ 21,107	$ 19,867	$ 21,090	$ 19,982	$ 18,493	$ 20,376	$ 21,256	$ 19,469	$ 21,227	$ 21,200	$ 23,238	$ 22,417	$ 23,120	$ 24,396	$ 23,363	$ 23,536	$ 22,002	$ 23,089	$ 22,417	$ 21,907	$ 21,416	$ 21,276	$ 20,206	$ 19,370	$ 18,854	$ 19,055	$ 18,357	$ 16,556	$ 17,014	$ 17,696	$ 16,514	$ 15,641	$ 15,342	$ 14,652	$ 12,990	$ 14,825	$ 16,166	$ 16,176	$ 15,716	$ 15,170	$ 14,853	$ 14,589	$ 14,830	$ 14,626	$ 13,667	$ 14,604	$ 14,044	$ 13,778	$ 13,357	$ 12,373	$ 13,550	$ 13,288	$ 14,269	$ 14,196	$ 13,755	$ 13,266	$ 13,194	$ 12,891	$ 12,844	$ 13,188	$ 13,698	$ 12,963	$ 12,826	$ 12,450	$ 12,173	$ 11,933	$ 11,900	$ 11,668	$ 11,600	$ 11,443	$ 11,335	$ 11,330	$ 10,901	$ 10,705	$ 10,505	$ 10,134	$ 10,327	$ 10,332	$ 10,324	$ 9,962	$ 9,942	$ 9,770	$ 9,739	$ 9,124	$ 9,143	$ 9,628	$ 9,787	$ 9,760	$ 9,005	$ 9,237	$ 9,835	$ 9,634	$ 9,828	$ 9,710	$ 9,625	$ 9,785	$ 9,256	$ 9,550
C000099643
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 30,240	31,013	29,322	29,625	29,035	28,375	28,066	27,126	25,867	26,999	26,186	24,880	24,498	23,454	21,515	22,000	23,126	23,525	22,813	21,427	21,359	21,051	20,326	20,855	19,644	20,868	19,784	18,322	20,197	21,083	19,321	21,081	21,064	23,106	22,299	23,012	24,297	23,282	23,470	21,952	23,049	22,392	21,896	21,418	21,293	20,234	19,405	18,902	19,114	18,427	16,628	17,099	17,791	16,618	15,747	15,454	14,765	13,100	14,961	16,325	16,349	15,889	15,350	15,038	14,779	15,034	14,836	13,872	14,835	14,269	14,014	13,589	12,595	13,804	13,545	14,552	14,486	14,047	13,555	13,488	13,186	13,151	13,506	14,035	13,288	13,159	12,781	12,504	12,261	12,240	12,006	11,944	11,791	11,687	11,686	11,254	11,055	10,855	10,479	10,683	10,695	10,691	10,323	10,308	10,137	10,109	9,477	9,501	10,010	10,180	10,161	9,380	9,631	10,260	10,054	10,263	10,143	10,061	10,231	9,688	10,000
C000188496
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,023	28,712	27,129	27,380	26,814	26,186	25,875	24,983	23,810	24,828	24,057	22,843	22,467	21,494	19,698	20,129	21,140	21,482	20,820	19,531	19,454	19,160	18,483	18,950	17,835	18,929	17,928	16,591	18,276	19,058	17,450	19,022	18,993	20,813	20,068	20,696	21,830	20,902	21,051	19,673	20,640	20,032	19,573	19,130	19,001	18,043	17,290	16,826	17,000	16,375	14,760	15,167	15,767	14,712	13,932	13,660	13,042	11,562	13,191	14,381	14,390	13,974	13,486	13,205	12,964	13,178	12,988	12,137	12,962	12,462	12,224	11,848	10,969	12,015	11,776	12,643	12,572	12,178	11,746	11,675	11,404	11,363	11,659	12,109	11,453	11,336	10,998	10,750	10,535	10,506	10,295	10,237	10,099	10,000
C000099644
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 33,334	34,164	32,275	32,580	31,904	31,156	30,793	29,733	28,337	29,549	28,633	27,188	26,748	25,585	23,454	23,961	25,167	25,574	24,786	23,255	23,163	22,814	22,010	22,566	21,233	22,540	21,353	19,754	21,765	22,696	20,781	22,663	22,622	24,791	23,908	24,656	26,013	24,905	25,083	23,446	24,597	23,878	23,331	22,800	22,646	21,510	20,610	20,057	20,270	19,521	17,601	18,086	18,803	17,545	16,615	16,293	15,556	13,791	15,736	17,156	17,166	16,668	16,091	15,751	15,466	15,721	15,500	14,482	15,467	14,870	14,589	14,140	13,091	14,339	14,057	15,093	15,011	14,541	14,025	13,945	13,621	13,572	13,930	14,463	13,684	13,539	13,139	12,843	12,585	12,551	12,303	12,227	12,062	11,944	11,935	11,484	11,273	11,060	10,666	10,869	10,871	10,859	10,475	10,450	10,269	10,233	9,585	9,601	10,109	10,275	10,244	9,452	9,692	10,318	10,104	10,306	10,179	10,086	10,250	9,697	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	34,254	35,091	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,171	22,217	23,161	21,206	23,114	23,072	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,027	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,109	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,040	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	28,485	29,180	27,562	27,814	27,233	26,588	26,268	25,358	24,160	25,189	24,404	23,167	22,784	21,794	19,970	20,399	21,420	21,767	21,089	19,782	19,697	19,394	18,707	19,175	18,041	19,144	18,131	16,773	18,475	19,260	17,634	19,221	19,185	21,018	20,266	20,891	22,031	21,086	21,234	19,843	20,811	20,197	19,728	19,278	19,145	18,175	17,412	16,945	17,118	16,484	14,858	15,264	15,866	14,802	14,012	13,739	13,114	11,624	13,262	14,452	14,458	14,034	13,543	13,255	13,012	13,221	13,034	12,176	13,002	12,496	12,258	11,877	10,996	12,087	11,846	12,715	12,643	12,244	11,804	11,732	11,456	11,412	11,710	12,158	11,500	11,373	11,035	10,783	10,565	10,533	10,321	10,257	10,114	10,012
DWS Index: S&P 500® Index
Account Value [Line Items]
Account Value	$ 34,254	$ 35,091	$ 33,145	$ 33,448	$ 32,749	$ 31,973	$ 31,589	$ 30,494	$ 29,054	$ 30,291	$ 29,347	$ 27,859	$ 27,399	$ 26,208	$ 24,015	$ 24,531	$ 25,759	$ 26,176	$ 25,361	$ 23,789	$ 23,686	$ 23,322	$ 22,496	$ 23,059	$ 21,696	$ 23,022	$ 21,804	$ 20,171	$ 22,217	$ 23,161	$ 21,206	$ 23,114	$ 23,072	$ 25,276	$ 24,371	$ 25,123	$ 26,494	$ 25,357	$ 25,534	$ 23,863	$ 25,027	$ 24,288	$ 23,724	$ 23,183	$ 23,022	$ 21,856	$ 20,939	$ 20,377	$ 20,585	$ 19,823	$ 17,867	$ 18,355	$ 19,080	$ 17,801	$ 16,850	$ 16,522	$ 15,771	$ 13,979	$ 15,949	$ 17,379	$ 17,386	$ 16,877	$ 16,286	$ 15,940	$ 15,648	$ 15,899	$ 15,674	$ 14,642	$ 15,636	$ 15,027	$ 14,741	$ 14,282	$ 13,223	$ 14,535	$ 14,245	$ 15,290	$ 15,203	$ 14,724	$ 14,195	$ 14,109	$ 13,777	$ 13,724	$ 14,082	$ 14,621	$ 13,829	$ 13,677	$ 13,270	$ 12,967	$ 12,705	$ 12,667	$ 12,411	$ 12,334	$ 12,163	$ 12,040	$ 12,025	$ 11,566	$ 11,351	$ 11,131	$ 10,733	$ 10,933	$ 10,931	$ 10,915	$ 10,527	$ 10,500	$ 10,315	$ 10,275	$ 9,622	$ 9,635	$ 10,138	$ 10,301	$ 10,270	$ 9,471	$ 9,712	$ 10,335	$ 10,123	$ 10,323	$ 10,192	$ 10,095	$ 10,257	$ 9,700	$ 10,000